Fair Value Measurements - Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Assets:
Derivative Asset	$ 1,900	$ 35,600
LIONS GATE ENTERTAINMENT CORP [Member]
Liabilities:
Interest rate swaps (see Note 17)		(2,800)	$ (100)
Fair Value, Measurements, Recurring
Assets:
Forward exchange contracts (see Note 17)	1,900	0
Derivative Asset	700	35,600
Liabilities:
Forward exchange contracts	0	(2,800)
Interest rate swaps (see Note 17)	0	0
Fair Value, Measurements, Recurring | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 17)	1,900	0	2,900
Derivative Asset	700	35,600	41,100
Liabilities:
Forward exchange contracts	0	(2,800)	(100)
Interest rate swaps (see Note 17)		0
Fair Value, Measurements, Recurring | Forward exchange contracts
Assets:
Derivative Asset			2,900
Liabilities:
Interest rate swaps (see Note 17)		(2,800)	(100)
Fair Value, Measurements, Recurring | Interest Rate Swap [Member]
Assets:
Derivative Asset		35,600	41,100
Fair Value, Measurements, Recurring | Level 1
Assets:
Forward exchange contracts (see Note 17)	0	0
Derivative Asset	0	0
Liabilities:
Forward exchange contracts	0	0
Interest rate swaps (see Note 17)	0	0
Fair Value, Measurements, Recurring | Level 1 | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 17)	0	0	0
Derivative Asset	0	0	0
Liabilities:
Forward exchange contracts	0	0	0
Interest rate swaps (see Note 17)	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Forward exchange contracts (see Note 17)	1,900	0
Derivative Asset	700	35,600		$ 6,744	$ 4,294
Liabilities:
Forward exchange contracts	0	(2,800)
Interest rate swaps (see Note 17)	0	0		$ (2,266)	$ (1,613)
Fair Value, Measurements, Recurring | Level 2 | LIONS GATE ENTERTAINMENT CORP [Member]
Assets:
Forward exchange contracts (see Note 17)	1,900	0	2,900
Derivative Asset	700	35,600	41,100
Liabilities:
Forward exchange contracts	0	(2,800)	(100)
Interest rate swaps (see Note 17)	$ 0	0
Fair Value, Measurements, Recurring | Level 2 | Forward exchange contracts
Assets:
Derivative Asset			2,900
Liabilities:
Interest rate swaps (see Note 17)		(2,800)	(100)
Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap [Member]
Assets:
Derivative Asset		$ 35,600	$ 41,100